Transactions with Vulcan Materials Company (Tables)	12 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Revenues from Vulcan Materials Company
(in thousands)	2013	2012	2011
Transportation	$6,867	5,249	3,036
Real estate	5,153	4,755	4,580
	$12,020	10,004	7,616